UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March  31,  2009
Check here if Amendment:  [   ]; Amendment Number:  [   ]
This Amendment (Check only one.)     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Eastbourne Capital Management, L.L.C.
Address:       1101 Fifth Avenue, Suite 370
               San Rafael, CA  94901

Form 13F File Number:  28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:    Chief Operating Officer
Phone:    415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA               April 14, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     579223

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




NAME OF ISSUER                                    TITLE OF       CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                                   CLASS                  X1000               PRN  DISC   MGR      SOLE
Amylin Pharmaceuticals, Inc.                   COMM            032346108  202100  17,200,000  SH   SOLE          17,200,000
AVI Biopharma, Inc.                            COMM            002346104    4694   7,112,069  SH   SOLE           7,112,069
SPDR Gold Trust                                GOLD SHS        78463V107   99308   1,100,000  SH   SOLE           1,100,000
General Motors Preferred Convertible Series D  SENIOR DEBEN D  370442691  107756  11,649,320  SH   SOLE          11,649,320
MGIC Investment Corp.                          COMM            552848103   26270  18,500,000  SH   SOLE          18,500,000
Old Republic International Corp.               COMM            680223104   81150   7,500,000  SH   SOLE           7,500,000
Pain Therapeutics, Inc.                        COMM            69562K100   42319  10,075,874  SH   SOLE          10,075,874
Sandisk Corp.                                  COMM            80004C101    9832     777,270  SH   SOLE             777,270
Telik, Inc.                                    COMM            87959M109    5794  13,475,000  SH   SOLE          13,475,000



11/08 EDGAR FILING Form 13F